Inventory - Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventory Net [Abstract]
Finished goods	$ 77,212	$ 59,972
Raw materials	10,369	10,577
Provision for obsolescence	(9,390)	(4,787)
Total	$ 78,191	$ 65,762